Fair Value of Financial Instruments and Risk Management - Financial Instruments Not Carried At Fair Value Narrative (Details) - CAD ($) $ in Billions	Jun. 30, 2024	Dec. 31, 2023
Carrying value
Debt Instrument [Line Items]
Long-term debt, including current portion	$ 31.5	$ 29.7
Estimated fair value
Debt Instrument [Line Items]
Long-term debt, including current portion	$ 28.9	$ 27.9